Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents, and Short-Term Investments	$ 27,989				$ 27,989		$ 36,523
Retained Earnings (Accumulated Deficit)	(355,841)				(355,841)		(337,635)	$ (250,509)
Net Income (Loss) Attributable to Parent	$ (7,987)	$ (10,219)	$ (16,031)	$ (26,265)	(18,206)	$ (42,296)	(87,126)	(98,714)
Net Cash Provided by (Used in) Operating Activities					$ (14,241)	$ (32,445)	$ (50,725)	$ (71,649)
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001